Retirement Plans - Weighted Average Assumptions Used In Determining Net Periodic Pension Expense (Detail) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.98%	5.28%	5.84%
Rate of compensation increase
Expected long-term rate of return on plan assets	7.50%	8.00%	8.00%
Measurement date	12/31/2012	12/31/2011	12/31/2010